Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities
Schedule of lease liabilities

Balance on January 1, 2021	111,328
New contracts	12,486
Payments	(29,793)
Accrued interest	43,064
Balance on December 31, 2021	137,085

Balance on January 1, 2020	70,460
New contracts	52,528
Payments	(29,909)
Accrued interest	18,249
Balance on December 31, 2020	111,328